Events after the Balance-Sheet Date	12 Months Ended
Dec. 31, 2024
Events after the Balance-Sheet Date
Events after the Balance-Sheet Date

34.Events after the Balance-Sheet Date

On January 30, 2025, the Board of Directors, within the framework of the authorized capital, issued 805,000 warrants giving each the right to subscribe to one common share of the Company.